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September 30, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Dimensions Series, Inc.
         RiverSource Disciplined Small and Mid Cap Equity Fund
         RiverSource Disciplined Small Cap Value Fund

         Post-Effective Amendment No. 80
         File Nos. 2-28529/811-1629

         Accession Number: 0000950137-08-012009

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 80 (Amendment). This Amendment was filed electronically on September 25, 2008.

If you have any questions regarding this filing, please contact either Katina A. Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.